Segment Financials (Tables)	3 Months Ended
Mar. 31, 2015
Segment Financials [Abstract]
Schedule Of Segment Reporting Information, By Segment

	For the three months ended March 31, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(in thousands)
Interest income	$ 10,688	$ 10	$ 9,019	$ -	$ 19,717
Interest allocation	-	9,019	(9,019)	-	-
Interest expense	1,212	1,790	200	-	3,203
Net interest income	9,476	7,239	(200)	-	16,514
Provision for loan and lease losses	665	-	-	-	665
Non-interest income	4,012	16,739	26	-	20,777
Non-interest expense	10,449	25,979	4,433	-	40,860
Income (loss) from continuing operations before taxes	2,374	(2,001)	(4,607)	-	(4,234)
Income taxes	-	-	(2,427)	-	(2,427)
Income (loss) from continuing operations	2,374	(2,001)	(2,180)	-	(1,807)
Income from discontinued operations	-	-	-	2,021	2,021
Net income (loss)	$ 2,374	$ (2,001)	$ (2,180)	$ 2,021	$ 214

	For the three months ended March 31, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(in thousands)
Interest income	$ 8,449	$ 15	$ 8,091	$ -	$ 16,555
Interest allocation	-	8,091	(8,091)	-	-
Interest expense	1,006	1,487	412	-	2,904
Net interest income	7,443	6,619	(412)	-	13,651
Provision for loan and lease losses	1,275	-	-	-	1,275
Non-interest income	6,902	16,762	15	-	23,678
Non-interest expense	9,971	17,893	3,341	-	31,205
Income (loss) from continuing operations before taxes	3,099	5,488	(3,738)	-	4,849
Income taxes	-	-	1,623	-	1,623
Income (loss) from continuing operations	3,099	5,488	(5,361)	-	3,226
Loss from discontinued operations	-	-	-	(1,599)	(1,599)
Net income (loss)	$ 3,099	$ 5,488	$ (5,361)	$ (1,599)	$ 1,627

March 31, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
(in thousands)
Total assets	$ 1,113,693	$ 31,633	$ 2,860,549	$ 842,574	$ 4,848,449
Total liabilities	$ 1,213,905	$ 3,025,623	$ 286,867	$ -	$ 4,526,396

December 31, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
(in thousands)
Total assets	$ 1,099,914	$ 30,503	$ 2,967,971	$ 887,929	$ 4,986,317
Total liabilities	$ 1,165,567	$ 3,198,129	$ 303,598	$ -	$ 4,667,294